Condensed Consolidated Balance Sheet (Unaudited) (Parentheticals) - $ / shares	Sep. 30, 2021	Jan. 18, 2021	Dec. 31, 2020	Dec. 31, 2019
Shares subject to possible redemption	38,259,457
Shares subject to possible redemption per share (in Dollars per share)	$ 10
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference shares, shares authorized	5,000,000	5,000,000
Preference shares, shares issued
Preference shares, shares outstanding
VIECO USA, Inc.
Ordinary shares, par value (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	100		100	100
Ordinary shares, shares issued	100		100	100
Ordinary shares, shares outstanding	100		100	100
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued
Ordinary shares, shares outstanding
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	9,564,864	10,062,500
Ordinary shares, shares outstanding	9,564,864	10,062,500